Balance Sheet Disclosures (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Balance Sheet Disclosures [Abstract]
Software and technology	$ 571,695	$ 237,930
Professional services, dues, and subscriptions	473,731	169,804
Insurance	105,814	159,940
Rental deposit	38,303	10,000
Other	25,798
Total Prepaid Expenses and Other Current Assets	$ 1,215,341	$ 577,674